Accounts Receivable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable / Notes Receivable [Abstract]
Accounts receivable	$ 461,482	$ 63,168	$ 2,640,359
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 461,482	$ 63,168	$ 2,640,359